Segmental reporting (Details) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017 USD ($)		Apr. 30, 2016 USD ($)		Oct. 31, 2018 USD ($) Segment Subportfolio
Segmental Information [Abstract]
Revenue before deferred revenue haircut	$ 1,084,165	[1]	$ 1,001,483	[2]	$ 4,815,460
Deferred revenue haircut	(6,892)	[1]	(10,250)	[2]	(61,062)
Segment revenue	1,077,273	[1],[3],[4]	991,233	[2],[4],[5]	4,754,398
Adjusted Operating Profit	860,861	[3]	788,703	[5]	3,495,092
Share based compensation charge	(31,463)	[6],[7]	(26,254)	[6],[7]	(64,284)
Amortisation of purchased intangibles	(206,751)	[1],[8]	(187,337)	[8]	(903,008)
Operating profit	227,392	[3]	247,196	[5]	376,824
Net finance costs	(95,845)	[3]	(97,348)	[5]	(342,712)
Profit/(loss) before tax	131,547	[3],[8]	149,848	[5],[8]	$ 34,112
Reportable Segments [Member]
Reportable Segment [Abstract]
Number of historical operating segments | Segment					2
Reportable Segments [Member] | Micro Focus Product Portfolio [Member]
Reportable Segment [Abstract]
Number of sub-portfolios | Subportfolio					4
Segmental Information [Abstract]
Revenue before deferred revenue haircut	1,084,165	[7]	1,001,483	[7]	$ 4,815,460
Deferred revenue haircut	(6,892)	[7]	(10,250)	[7]	(61,062)
Segment revenue	1,077,273	[7]	991,233	[7]	4,754,398
Directly managed costs	(564,072)	[7]	(566,457)	[7]	(2,997,545)
Allocation of centrally managed costs	26,196	[7]	28,883	[7]	52,730
Total segment costs	(537,876)	[7]	(537,574)	[7]	(2,944,815)
Adjusted Operating Profit	539,397	[7]	453,659	[7]	1,809,583
Exceptional items	(97,258)	[7]	(27,853)	[7]	(538,156)
Share based compensation charge	(31,463)	[7]	(26,254)	[7]	(64,284)
Amortisation of purchased intangibles	(183,284)	[7]	(152,356)	[7]	(830,319)
Operating profit	227,392	[7]	247,196	[7]	376,824
Net finance costs	(95,845)	[7]	(97,348)	[7]	(342,712)
Profit/(loss) before tax	$ 131,547	[7]	$ 149,848	[7]	$ 34,112

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The comparatives for the 12 months to 30 April 2017 and 30 April 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[5]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[6]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[7]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[8]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).